Investing In CERFs (Variation Margin On Open Futures Contracts, By Risk Exposure Category, On The Statements Of Financial Condition) (Details) (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member], USD $)
	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Receivable for variation margin on open futures contracts		$ 35,184,200
Payable for variation margin on open futures contracts	552,020
Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Receivable for variation margin on open futures contracts		35,184,200
Payable for variation margin on open futures contracts	$ 552,020